TEMPLETON INSTITUTIONAL FUNDS, INC.

                                 [LOGO OMITTED]
                                      TIFI

                        FOREIGN SMALLER COMPANIES SERIES
                                  ANNUAL REPORT

                                 [LOGO OMITTED]
                                    TEMPLETON

                                DECEMBER 31, 2002

MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

O ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE
  FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

O ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

O ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



INVESTING IN EMERGING MARKETS INVOLVES SPECIAL CONSIDERATIONS, WHICH INCLUDE RISKS RELATED TO MARKET AND CURRENCY VOLATILITY, ADVERSE SOCIAL, ECONOMIC AND POLITICAL DEVELOPMENTS, AND THE RELATIVELY SMALL SIZE AND LESSER LIQUIDITY OF THESE MARKETS. THESE SPECIAL RISK CONSIDERATIONS ARE DISCUSSED IN THE FUND'S PROSPECTUS. THE FUND IS DESIGNED FOR THE AGGRESSIVE PORTION OF A WELL-DIVERSIFIED PORTFOLIO.

                        December 31, 2002


DEAR

                        Shareholder:

                        This annual report of the Templeton Institutional Funds, Inc. (TIFI) Foreign Smaller Companies Series (the "Fund") covers the period from its initial public offering, October 21, 2002, to December 31, 2002. Over the period under review, international equity investors were deeply concerned about the health of the global economy and about the extent and sustainability of any rebound in economic activity. These global economic difficulties resulted in a steady stream of corporate earnings disappointments and downgrades that continued to weigh on equity markets, although the first two months of the fourth quarter saw a general rebound in stock prices from the summer lows before equity markets declined again during the final quarter of the year. Sentiment appeared to be negatively impacted by con

                        [PHOTO OMITTED]
                        CINDY L. SWEETING

CINDY L. SWEETING, EXECUTIVE VICE PRESIDENT OF TEMPLETON INVESTMENT COUNSEL, LLC, JOINED TEMPLETON'S NASSAU OFFICE IN 1997 AND HAS MORE THAN 19 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY. MS. SWEETING SERVES AS THE COORDINATOR OF TEMPLETON'S HEALTHCARE RESEARCH TEAM AND HER GLOBAL RESEARCH RESPONSIBILITIES INCLUDE THE PHARMACEUTICAL AND BIOTECHNOLOGY INDUSTRIES. SHE ALSO HAS SMALL CAP RESEARCH RESPONSIBILITIES. MS. SWEETING SERVES AS PORTFOLIO MANAGER FOR SEVERAL MUTUAL FUNDS AND INSTITUTIONAL SEPARATE ACCOUNT RELATIONSHIPS.

PRIOR TO JOINING THE FRANKLIN TEMPLETON ORGANIZATION, MS. SWEETING WAS THE VICE PRESIDENT OF INVESTMENTS WITH MCDERMOTT INTERNATIONAL INVESTMENTS CO., INC., IN NASSAU, BAHAMAS. AT MCDERMOTT, SHE WAS RESPONSIBLE FOR THE INVESTMENT DEPARTMENT, WHICH ENCOMPASSED PORTFOLIO MANAGEMENT AND PENSION ADMINISTRATION.

MS. SWEETING GRADUATED SUMMA CUM LAUDE FROM GEORGETOWN UNIVERSITY, WHERE SHE EARNED A B.S. IN BUSINESS ADMINISTRATION WITH A CONCENTRATION IN FINANCE. SHE HAS SERVED AS VICE PRESIDENT OF THE BOARD OF DIRECTORS OF THE INTERNATIONAL SOCIETY OF FINANCIAL ANALYSTS (ISFA), WHICH HAS NOW MERGED WITH THE ASSOCIATION FOR INVESTMENT MANAGEMENT AND RESEARCH (AIMR). SHE WAS A FOUNDING MEMBER AND PAST PRESIDENT OF THE BAHAMAS CHAPTER OF ISFA. MS. SWEETING IS A CHARTERED FINANCIAL ANALYST (CFA) CHARTERHOLDER.



                          TOTAL RETURNS AS OF 12/31/02

                                 CUMULATIVE
                                    SINCE
                                  INCEPTION
                               (10/21/02) 1,2
TIFI Foreign Smaller
Companies Series                    1.00%
Salomon Global
ex-U.S. <$2 Billion Index 3         4.56%

1 Past fee waivers by the Fund's manager and administrator increased the Fund's total returns. Without these waivers, the Fund's total returns would have been lower.

2 Cumulative total return represents the change in value of an investment over the indicated periods.

3 Source: Salomon Smith Barney. Salomon Global ex-U.S. less than $2 Billion Index is an equity index calculated by Salomon Smith Barney. The index measures the small stock component of the Salomon Global Equity Index, which includes developed and emerging market countries globally excluding the U.S. Within each country, those stocks falling under two billion dollar market cap of the available market capital in each country forms the universe. The unmanaged index measures the total returns (gross dividends are reinvested) of small capitalization equity securities. The securities in the index are float weighted.

Indices are unmanaged, do not contain cash and do not include management or operating expenses. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social, and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

The performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 7.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN SMALLER COMPANIES SERIES LETTER CONTINUED



cerns about the consequences of the fight against terrorism and a potential war with Iraq, such as the consequential impact on the price of oil. Worries about the quality of corporate management and the accuracy of financial accounts remain in the forefront, although corporate accounting scandals, which plagued the markets during the summer, have recently appeared to dissipate. On a further positive note, the global consumer has continued to spend, although less so in Asia and in Europe than in the United States. However, if this reverses, then the risk of going back into recession increases significantly.

                        Within this demanding environment, the Fund posted a cumulative total return of 1.00%, as compared to the Fund's benchmark, the Salomon Brothers ex-U.S. Smaller Companies less than $2 Billion Index 1, which rose 4.56% for the period. Performance was negatively impacted by higher than normal cash positions, as inflows into the Fund since its initial offering were steady in a period of generally rising stock prices. We are focusing our attention on long-term opportunities, rather than speculating on short-term market movements. Patient and disciplined value investing has been Templeton's hallmark for many years, and it is appropriate to emphasize that this philosophy will drive our stock selection process.

                        Based on the divergence in valuations between the small- and large-cap sectors, we believe there are tremendous opportunities for small-cap stocks globally over the coming years, and we plan to utilize our expertise and research capabilities in a bottom-up approach of searching for equities that we consider to be undervalued. We will seek to use volatility prudently by applying our long-held investment philosophy: buying when others are selling due to undue pessimism, and selling when others are buying due to misplaced optimism. We believe the Fund is well positioned in the current environment, while



                       GEOGRAPHIC DISTRIBUTION ON 12/31/02
               (EQUITY ASSETS AS A PERCENTAGE OF TOTAL NET ASSETS)
                                [GRAPHIC OMITTED]

Europe      Asia    North America     Australia / New Zealand   Latin America     Middle East/Africa
37.9%       20.7%   7.8%              5.2%                      3.4%              0.9%


                        FUND ASSET ALLOCATION ON 12/31/02
                                [GRAPHIC OMITTED]

     Equity*     Short-Term Investments & Other Net Assets
     75.9%       24.1%


*EQUITY INCLUDES CONVERTIBLE AND PREFERRED SECURITIES.

remaining cognizant that threats from terrorism remain high and could cause further disruption in the global economy and in equity markets.

                        In our opinion, selected companies in Europe have considerable long-term potential because of a growing focus on delivering value to shareholders. We also believe that China's agreement with the United States on entry into the World Trade Organization may provide interesting investment opportunities as direct foreign investment returns to the largest nation in Asia. In Japan, we will focus on newer, entrepreneurial companies, although we continue to remain cautious about the economic fundamentals in that country. One example of an entrepreneurial company in Japan that we added to the Fund's portfolio is Tokyo Individualized Education Institute, a leading provider of private education in the Japanese market. The company is unique as it targets below average students, a market that is often ignored in Japan as most companies try to attract only the brighter students. In the past, a shortage of managers was constraining growth. Now, as a result of a highly successful management-training program, Tokyo Individualized Education Institute plans to expand its operations by opening more schools. Organic growth could also continue as utilization of existing facilities increases.

                        In Europe, an improving attitude toward
creating value for shareholders, the continuation of merger and acquisition activity and a growing number of private companies getting listed on stock markets could present opportunities. In the U.K., we are excited about our purchase of Burberry. Burberry is a British luxury goods brand that was started in 1856. It is historically well known for its development of traditional weatherproof outerwear and the iconic Burberry check. More recently, however, Burberry has evolved into an internationally recognized designer, manufacturer and distributor of distinctive women's-wear, men's-


                      INDUSTRY DIVERSIFICATION ON 12/31/02
               (EQUITY ASSETS AS A PERCENTAGE OF TOTAL NET ASSETS)

  Industrials                      21.7%
  Consumer Discretionary           18.1%
  Information Technology            9.5%
  Health Care                       7.4%
  Financials                        5.8%
  Consumer Staples                  5.1%
  Materials                         4.6%
  Energy                            2.7%
  Telecommunication Services        1.0%



                     10 LARGEST EQUITY POSITIONS ON 12/31/02
                        (PERCENTAGE OF TOTAL NET ASSETS)

  Techtronic Industries Co. Ltd.    2.0%
  Iluka Resources Ltd.              1.7%
  Amer Group Ltd., A                1.6%
  Aalberts Industries NV            1.6%
  Burberry Group PLC                1.6%
  Meitec Corp.                      1.6%
  Orion Yhtyma OYJ B                1.6%
  Arcadis NV                        1.5%
  Ono Pharmaceutical Co. Ltd.       1.5%
  Kidde PLC                         1.5%

TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN SMALLER COMPANIES SERIES LETTER CONTINUED



TEMPLETON FOREIGN SMALLER COMPANIES SERIES
TOTAL RETURN INDEX COMPARISON 1
$5,000,000 INVESTMENT: 10/21/02 - 12/31/02


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA FOLLOWS:

                  TIFI Foreign Smaller          Salomon Global
                      Companies Series    ex US < $2 Billion 3
INCEPT                      $5,000,000              $5,000,000
Oct 02                       5,060,000               4,879,350
Nov 02                       5,160,000               5,057,450
Dec 02                       5,050,000               5,034,690




Periods ended December 31, 2002

                                       CUMULATIVE
                                          SINCE
                                        INCEPTION
                                     (10/21/02) 1,2

TIFI Foreign Smaller Companies Series        1.00%

1 PAST FEE WAIVERS BY THE FUND'S MANAGER AND ADMINISTRATOR INCREASED THE FUND'S TOTAL RETURNS. WITHOUT THESE WAIVERS, THE FUND'S TOTAL RETURNS WOULD HAVE BEEN LOWER.

2 CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS.

3 SOURCE: SALOMON SMITH BARNEY. SALOMON GLOBAL EX-U.S. LESS THAN $2 BILLION INDEX IS AN EQUITY INDEX CALCULATED BY SALOMON SMITH BARNEY. THE INDEX MEASURES THE SMALL STOCK COMPONENT OF THE SALOMON GLOBAL EQUITY INDEX, WHICH INCLUDES DEVELOPED AND EMERGING MARKET COUNTRIES GLOBALLY EXCLUDING THE U.S. WITHIN EACH COUNTRY, THOSE STOCKS FALLING UNDER TWO BILLION DOLLAR MARKET CAP OF THE AVAILABLE MARKET CAPITAL IN EACH COUNTRY FORMS THE UNIVERSE. THE UNMANAGED INDEX MEASURES THE TOTAL RETURNS (GROSS DIVIDENDS ARE REINVESTED) OF SMALL CAPITALIZATION EQUITY SECURITIES. THE SECURITIES IN THE INDEX ARE FLOAT WEIGHTED.

INDICES ARE UNMANAGED, DO NOT CONTAIN CASH AND DO NOT INCLUDE MANAGEMENT OR OPERATING EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX, NOR IS AN INDEX REPRESENTATIVE OF THE FUND'S PORTFOLIO.

ALL CALCULATIONS ASSUME REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCY VOLATILITY AND THE ECONOMIC, SOCIAL AND POLITICAL CLIMATES OF THE COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

THE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



wear and accessories. In our opinion, the company is an attractive investment because it is trading at an unjustified discount to its peers while offering strong earnings growth potential. Burberry management has increased its emphasis on higher margin accessory sales, has planned for significant store growth in Asia and Europe, and has improved the efficiency of its distribution network.

                        Another European company that we believe offers attractive value is Vestas Wind Systems. Vestas is the world's leading wind turbine manufacturer, based in Denmark. The company has a 23% market share and has a reputation for providing reliable and efficient products. Wind power is the cheapest of the renewable energy sources and could continue to grow if more nations initiate or strengthen clean energy policies. Despite having grown its earnings more than 50% per year for the last five years, we purchased Vestas at a price to earnings ratio of [12x], which we believe represents an attractive valuation discount to other industrial stocks and to the market.

                        It is important to note that there are special risks associated with foreign investments in smaller companies, and these risks are heightened in emerging markets. These include political, social and economic uncertainties, price volatility, illiquidity, currency fluctuation and limited product lines, markets, or financial and management resources. In addition, emerging markets are relatively small and less liquid. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For example, the MSCI Mexico Free Index has increased 15.22% in U.S. dollar terms since June 1992, but has suffered numerous declines of more than 15% during that time. 2 The short-term price volatility of smaller companies and emerging markets can be disconcerting and declines in excess of 50% are not unusual in emerging markets. These special risks and other considerations are discussed in the Fund's prospectus.

                        Thank you for investing in the Fund. We appreciate your support and welcome your comments and suggestions.

Sincerely,
/S/ CINDY L. SWEETING
Cindy L. Sweeting

/S/ TUCKER SCOTT
Tucker Scott

/S/ SIMON RUDOLPH
Simon Rudolph

PORTFOLIO MANAGEMENT TEAM
TIFI FOREIGN SMALLER COMPANIES SERIES



1 Source: Salomon Smith Barney. Salomon Global ex-U.S. less than $2 Billion Index is an equity index calculated by Salomon Smith Barney. The index measures the small stock component of the Salomon Global Equity Index, which includes developed and emerging market countries globally excluding the U.S. Within each country, those stocks falling under two billion dollar market cap of the available market capital in each country forms the universe. The unmanaged index measures the total returns (gross dividends are reinvested) of small capitalization equity securities. The securities in the index are float weighted.

2 Source: Mexico Bolsa Index. Based on quarterly percentage price change since June 30, 1992 through December 31, 2002. Market return is measured in U.S. dollars and does not include reinvested dividends.

FOR THE MOST CURRENT PORTFOLIO INFORMATION, CALL 1-800-362-6243.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN SMALLER COMPANIES SERIES
Financial Highlights

                                                                 PERIOD ENDED
                                                                   DEC. 31,
                                                                    2002+
                                                                 ------------
PER SHARE OPERATING PERFORMANCE*
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................  $10.00
                                                                    ------
Income from investment operations:
 Net investment loss .............................................    (.01)
 Net realized and unrealized gains ...............................     .11
                                                                    ------
Total from investment operations .................................     .10
Net asset value, end of period ...................................  $10.10
                                                                    ======
Total return** ...................................................   1.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................................  $6,195
Ratios to average net assets:
 Expenses ........................................................    .95%***
 Expenses, excluding waiver and payments by affiliate ............   7.71%***
 Net investment loss .............................................  (.55)%***
Portfolio Turnover ...............................................     --


*Based on average weighted shares outstanding.
**Total return is not annualized for periods less than one year.
***Annualized.
+For the period October 21, 2002 (inception date) to December 31, 2002.


                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN SMALLER COMPANIES SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002

                                                                                                     COUNTRY      SHARES      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 73.8%
     AUTO COMPONENTS .8%
     Linamar Corp. ..........................................................................         Canada       8,400   $ 49,184
                                                                                                                           --------
     BANKS 3.3%
     Banca Popolare di Verona e SCRL ........................................................          Italy       8,030     89,575
     Dah Sing Financial Holdings Ltd. .......................................................        Hong Kong    13,600     68,886
     Laurentian Bank of Canada ..............................................................         Canada       2,640     45,521
                                                                                                                           --------
                                                                                                                            203,982
                                                                                                                           --------
     BEVERAGES .5%
     Grupo Continental SA ...................................................................         Mexico      19,460     31,615
                                                                                                                           --------
     CHEMICALS 1.8%
     Gurit Heberlein AG, Br. ................................................................       Switzerland      140     65,307
     Yule Catto & Company PLC ...............................................................     United Kingdom  10,010     44,880
                                                                                                                           --------
                                                                                                                            110,187
                                                                                                                           --------
     COMMERCIAL SERVICES & SUPPLIES 7.1%
     Arcadis NV .............................................................................       Netherlands   11,310     94,237
     Chubb PLC ..............................................................................     United Kingdom  51,840     73,233
     GTC Transcontinental Group Ltd., B .....................................................         Canada       2,450     57,799
     Observer AB ............................................................................         Sweden      20,250     79,017
     Tokyo Individualized Educational Institute Inc. ........................................          Japan       3,900     64,743
     Vedior NV ..............................................................................       Netherlands   12,270     70,046
                                                                                                                           --------
                                                                                                                            439,075
                                                                                                                           --------
     COMPUTERS & PERIPHERALS .8%
    *ATI Technologies Inc. ..................................................................         Canada      10,630     48,918
                                                                                                                           --------
     CONSTRUCTION & ENGINEERING .9%
     Grupo Dragados SA ......................................................................          Spain       3,170     53,891
                                                                                                                           --------
     DISTRIBUTORS .5%
     Li & Fung Ltd. .........................................................................        Hong Kong    34,000     32,263
                                                                                                                           --------
     DIVERSIFIED FINANCIALS 2.5%
     D. Carnegie & Co. AB ...................................................................         Sweden       7,810     50,195
     North West Company Fund ................................................................         Canada       4,710     62,013
     Vontobel Holding AG ....................................................................       Switzerland    2,600     40,992
                                                                                                                           --------
                                                                                                                            153,200
                                                                                                                           --------
     DIVERSIFIED TELECOMMUNICATION SERVICES .4%
     Asia Satellite Telecommunications Holdings Ltd. ........................................        Hong Kong    22,000     25,813
                                                                                                                           --------
     ELECTRICAL EQUIPMENT 4.1%
     Draka Holding NV .......................................................................       Netherlands    4,190     41,551
     Halla Climate Control Co. Ltd. .........................................................       South Korea    1,450     50,124
     Kidde PLC ..............................................................................     United Kingdom  79,390     90,425
     Vestas Wind Systems AS .................................................................         Denmark      7,300     72,708
                                                                                                                           --------
                                                                                                                            254,808
                                                                                                                           --------
     ELECTRONIC EQUIPMENT & INSTRUMENTS 4.0%
     Dae Duck Electronics Co. Ltd. ..........................................................       South Korea    9,430     77,917
    *GSI Lumonics Inc. ......................................................................         Canada       8,020     48,228
    *Orbotech Ltd. ..........................................................................         Israel       4,250     58,476
     Samsung Electro-Mechanics Co. ..........................................................       South Korea    1,680     61,616
                                                                                                                           --------
                                                                                                                            246,237
                                                                                                                           --------
     ENERGY EQUIPMENT & SERVICES 2.1%
     IHC Caland NV ..........................................................................       Netherlands    1,320     69,676
    *Precision Drilling Corp. ...............................................................         Canada       1,850     59,664
                                                                                                                           --------
                                                                                                                            129,340
                                                                                                                           --------
     FOOD & DRUG RETAILING .7%
     Sobeys Inc. ............................................................................         Canada       1,800     44,436
                                                                                                                           --------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN SMALLER COMPANIES SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (CONT.)



                                                                                                     COUNTRY      SHARES      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     FOOD PRODUCTS 3.8%
     Geest PLC ..............................................................................     United Kingdom   8,640   $ 60,715
     Kikkoman Corp. .........................................................................          Japan       7,000     48,546
     Lindt & Spruengli Chocolate Works Ltd. .................................................       Switzerland      130     75,215
     Want Want Holdings Ltd. ................................................................        Singapore    91,000     54,145
                                                                                                                           --------
                                                                                                                            238,621
                                                                                                                           --------
     HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
     Fisher & Paykel Healthcare Corp. Ltd. ..................................................       New Zealand   13,300     65,740
                                                                                                                           --------
     HEALTH CARE PROVIDERS & SERVICES 3.3%
     Gehe AG ................................................................................         Germany      2,210     85,577
     Mayne Group Ltd. .......................................................................        Australia    27,910     51,235
     OPG Groep NV ...........................................................................       Netherlands    1,890     65,054
                                                                                                                           --------
                                                                                                                            201,866
                                                                                                                           --------
     HOTELS RESTAURANTS & LEISURE .9%
     Sol Melia SA ...........................................................................          Spain      14,280     56,495
                                                                                                                           --------
     HOUSEHOLD DURABLES 4.0%
    *Corporacion Geo SA, B ..................................................................         Mexico      32,080     58,556
     Sangetsu Co. Ltd. ......................................................................          Japan       4,000     65,762
     Techtronic Industries Co. Ltd. .........................................................        Hong Kong   130,000    123,359
                                                                                                                           --------
                                                                                                                            247,677
                                                                                                                           --------
     INDUSTRIAL CONGLOMERATES 1.6%
     Aalberts Industries NV .................................................................       Netherlands    6,380     99,088
                                                                                                                           --------
     IT CONSULTING & SERVICES 2.6%
     Meitec Corp. ...........................................................................          Japan       4,000     97,750
     Satyam Computers Services Ltd., ADR ....................................................          India       4,970     63,865
                                                                                                                           --------
                                                                                                                            161,615
                                                                                                                           --------
     LEISURE EQUIPMENT & PRODUCTS 1.6%
     Amer Group Ltd., A .....................................................................         Finland      2,770    101,448
                                                                                                                           --------
     MACHINERY 3.7%
     KCI Konecranes International PLC .......................................................         Finland      1,830     44,726
     Metso OYJ ..............................................................................         Finland      7,590     82,039
     SIG Holding AG .........................................................................       Switzerland      440     47,414
    *Swisslog Holding AG ....................................................................       Switzerland    6,240     57,314
                                                                                                                           --------
                                                                                                                            231,493
                                                                                                                           --------
     MEDIA 2.1%
     APN News & Media Ltd. ..................................................................        Australia    36,930     63,426
     Torstar Corp., B .......................................................................         Canada       4,340     70,053
                                                                                                                           --------
                                                                                                                            133,479
                                                                                                                           --------
     METALS & MINING 2.3%
     Iluka Resources Ltd. ...................................................................        Australia    40,500    104,906
     Sons of Gwalia Ltd. ....................................................................        Australia    24,240     35,352
                                                                                                                           --------
                                                                                                                            140,258
                                                                                                                           --------
     MULTILINE RETAIL .9%
     Galeries Lafayette SA ..................................................................         France         440     53,099
                                                                                                                           --------
     OIL & GAS .7%
     PTT Public Co. Ltd., fgn. ..............................................................        Thailand     41,700     40,878
                                                                                                                           --------
     PHARMACEUTICALS 3.0%
     Ono Pharmaceutical Co. Ltd. ............................................................          Japan       3,000     90,756
     Orion Yhtyma OYJ B .....................................................................         Finland      4,340     97,008
                                                                                                                           --------
                                                                                                                            187,764
                                                                                                                           --------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN SMALLER COMPANIES SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (CONT.)


                                                                                                     COUNTRY      SHARES      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     ROAD & RAIL 1.5%
     Avis Europe PLC ........................................................................     United Kingdom  16,460 $   25,306
     Transportes Azkar SA ...................................................................          Spain      14,040     66,301
                                                                                                                         ----------
                                                                                                                             91,607
                                                                                                                         ----------
     SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.6%
     ASM Pacific Technology Ltd. ............................................................        Hong Kong    31,000     59,628
     Jenoptik AG ............................................................................         Germany      3,850     37,250
                                                                                                                         ----------
                                                                                                                             96,878
                                                                                                                         ----------
     SOFTWARE .5%
    *Thiel Logistik AG ......................................................................       Luxembourg     9,250     32,130
                                                                                                                         ----------
     SPECIALTY RETAIL 3.8%
     Burberry Group PLC .....................................................................     United Kingdom  27,240     98,451
     Giordano International Ltd. ............................................................        Hong Kong   154,000     60,231
     W.H. Smith PLC .........................................................................     United Kingdom  13,570     77,445
                                                                                                                         ----------
                                                                                                                            236,127
                                                                                                                         ----------
     TEXTILES & APPAREL 2.5%
     Fountain Set Holdings Ltd. .............................................................        Hong Kong   132,000     72,784
     Lerado Group Holdings Co. Ltd. .........................................................        Hong Kong   188,000     30,376
     Texwinca Holdings Ltd. .................................................................        Hong Kong    67,000     49,831
                                                                                                                         ----------
                                                                                                                            152,991
                                                                                                                         ----------
     TRADING COMPANIES & DISTRIBUTORS 1.4%
     Danske Traelast AS .....................................................................         Denmark      4,810     89,699
                                                                                                                         ----------
     TRANSPORTATION INFRASTRUCTURE 1.4%
     Grupo Aeroportuario del Sureste SA de CV, ADR ..........................................         Mexico       4,060     47,705
     Japan Airport Terminal Co. Ltd. ........................................................          Japan       6,000     39,993
                                                                                                                         ----------
                                                                                                                             87,698
                                                                                                                         ----------
     TOTAL COMMON STOCKS (COST $4,571,865)                                                                                4,569,600
                                                                                                                         ----------
     PREFERRED STOCKS 2.1%
     Aracruz Celulose SA, ADR, pfd. .........................................................         Brazil       1,920     35,635
     Hugo Boss AG, pfd. .....................................................................         Germany      5,970     60,206
     Telemig Celular Participacoes SA, ADR, pfd. ............................................         Brazil       2,110     35,659
                                                                                                                         ----------
     TOTAL PREFERRED STOCKS (COST $128,380)                                                                                 131,500
                                                                                                                         ----------
     TOTAL INVESTMENTS  75.9% (COST $4,700,245)                                                                           4,701,100
     OTHER ASSETS,  LESS LIABILITIES 24.1%                                                                                1,493,781
                                                                                                                         ----------
     TOTAL NET ASSETS 100.0%                                                                                             $6,194,881
                                                                                                                         ==========



*Non Income Producing

                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN SMALLER COMPANIES SERIES
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002


Assets:
 Investments in securities:
  Cost ......................................................................... $4,700,245
                                                                                 ==========
  Value ........................................................................  4,701,100
 Cash ..........................................................................  1,685,031
 Receivables:
  Capital shares sold ..........................................................  1,088,060
  Dividends and interest .......................................................        414
 Unamortized offering costs ....................................................     38,039
                                                                                 ----------
      Total assets .............................................................  7,512,644
                                                                                 ----------
Liabilities:
 Payables:
  Investment securities purchased ..............................................  1,274,420
  Affiliates ...................................................................     27,991
 Accrued expenses ..............................................................     15,352
                                                                                 ----------
      Total liabilities ........................................................  1,317,763
                                                                                 ----------
Net assets, at value ........................................................... $6,194,881
                                                                                 ==========
Net assets consist of:
  Undistributed net investment income .......................................... $   (1,039)
  Net unrealized depreciation ..................................................     (5,140)
  Accumulated net realized loss ................................................       (532)
  Capital shares ...............................................................  6,201,592
                                                                                 ----------
Net assets, at value ........................................................... $6,194,881
                                                                                 ==========
Net asset value per share ($6,194,881 (DIVIDE) 613,135 shares outstanding) ..... $    10.10
                                                                                 ==========

                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN SMALLER COMPANIES SERIES
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 21, 2002 (INCEPTION DATE) TO DECEMBER 31, 2002


Investment Income:
 (net of foreign taxes of $357)
 Dividends .....................................................................   $  2,234
                                                                                   ---------
       Total investment income .................................................      2,234
                                                                                   ---------
Expenses:
 Management fees (Note 3) ......................................................      4,213
 Administrative fees (Note 3) ..................................................      1,124
 Transfer agent fees (Note 3) ..................................................         60
 Custodian fees ................................................................        130
 Reports to shareholders .......................................................      4,000
 Registration and filing fees ..................................................      1,200
 Amortization of offering costs (Note 1f) ......................................     18,326
 Professional fees .............................................................     12,000
 Directors' fees and expenses ..................................................      2,050
 Other .........................................................................        200
                                                                                   ---------
       Total expenses ..........................................................     43,303
          Expenses waived/paid by affiliate (Note 3) ...........................    (37,968)
                                                                                   ---------
             Net expenses ......................................................      5,335
                                                                                   ---------
                Net investment loss ............................................     (3,101)
                                                                                   ---------
Realized and unrealized gains (losses):
 Net realized loss from foreign currency transactions (1,858) Net unrealized appreciation (depreciation) on:
  Investments ..................................................................        855
  Translation of assets and liabilities denominated in foreign currencies ......     (5,995)
                                                                                   ---------
       Net unrealized depreciation .............................................     (5,140)
                                                                                   ---------
Net realized and unrealized loss ...............................................     (6,998)
                                                                                   ---------
Net decrease in net assets resulting from operations ...........................   $(10,099)
                                                                                   =========


                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN SMALLER COMPANIES SERIES
Financial Statements (continued)


STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD OCTOBER 21, 2002 (INCEPTION DATE) TO DECEMBER 31, 2002

                                                                                      2002
                                                                                  -----------
Increase (decrease) in net assets:
 Operations:
  Net investment loss ..........................................................  $   (3,101)
  Net realized loss from foreign currency transactions .........................      (1,858)
  Net unrealized depreciation on investments and translation of assets and
   liabilities denominated in foreign currencies ...............................      (5,140)
                                                                                  -----------
     Net decrease in net assets resulting from operations ......................     (10,099)

 Capital share transactions (Note 2) ...........................................   6,204,980
                                                                                  -----------
     Net increase in net assets ................................................   6,194,881

Net assets:
 Beginning of period ...........................................................          --
                                                                                  -----------
 End of period .................................................................  $6,194,881
                                                                                  ===========
Undistributed net investment income included in net assets:
 End of period .................................................................  $   (1,039)
                                                                                  ===========


                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN SMALLER COMPANIES SERIES
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Foreign Smaller Companies Series (the Fund) is a separate, diversified series of Templeton Institutional Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in the equity securities of smaller companies located outside the United States, including emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

F. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN SMALLER COMPANIES SERIES
Notes to Financial Statements (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

At December 31, 2002, there were 1.14 billion shares authorized ($0.01 par value) for the Company, of which 60 million have been classified as Fund shares. Transactions in the Fund's shares were as follows:

                                                  PERIOD ENDED DECEMBER 31,
                                                  -------------------------
                                                            2002
                                                  ----------------------
                                                     SHARES      AMOUNT
                                                  ----------------------
Shares sold .....................................   613,135   $6,204,980
Shares issued on reinvestment of distributions
Shares redeemed .................................        --           --
                                                  ----------------------
Net increase ....................................   613,135   $6,204,980
                                                  ----------------------

3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Company are also officers or directors of Templeton Investment Counsel, LLC (TIC), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TIC of .75% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services of .20% per year of the Fund's average daily net assets.

The investment manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the total Fund operating expenses do not exceed 0.95% of the average daily operating net assets, through December 31, 2003, as noted in the Statement of Operations.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN SMALLER COMPANIES SERIES
Notes to Financial Statements (CONTINUED)


4. INCOME TAXES

At December 31, 2002, the cost of investments and net unrealized appreciation for income tax purposes were as follows:

                 Cost of investments ...................... $4,700,245
                                                            -----------
                 Unrealized appreciation ..................    135,258
                 Unrealized depreciation ..................   (134,403)
                                                            -----------
                 Net unrealized appreciation .............. $      855
                                                            ===========

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, losses realized subsequent to October 31 on the sale of foreign currencies, and organization and offering costs.

At December 31, 2002, the Fund had deferred foreign currency losses occurring subsequent to October 31, 2002 of $532. For tax purposes, such losses will be reflected in the year ending December 31, 2003.


5. INVESTMENT TRANSACTIONS

Purchases (excluding short-term securities) for the year ended December 31, 2002 aggregated $4,700,245.


6. CONCENTRATION OF CREDIT RISK

At December 31, 2002, the Fund had cash deposits held with J.P. Morgan Chase & Co., the Fund's custodian, representing 27.2% of net assets.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN SMALLER COMPANIES SERIES
INDEPENDENT AUDITORS' REPORT
To the Board of Directors and Shareholders of Templeton Institutional Funds, Inc. - Foreign Smaller Companies Series

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Foreign Smaller Companies Series of Templeton Institutional Funds, Inc. (the "Fund") at December 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the period from October 21, 2002 (inception date) to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
January 30, 2003

BOARD MEMBERS AND OFFICERS

The name, age, and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years, and number of portfolios overseen in the Franklin Templeton fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS

                                                                              NUMBER OF
                                                                         PORTFOLIOS IN FUND
                                                        LENGTH OF         COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                      POSITION     TIME SERVED       BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (70)                      Director     Since 1992              133           Director, Bar-S Foods (meat packing
500 East Broward Blvd.                                                                        company).
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
FRANK J. CROTHERS (58)                     Director     Since 1990              17            None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Atlantic Equipment & Power Ltd.; Vice Chairman, Caribbean Utilities Co. Ltd.; Director and President, Provo Power Company
Ltd.; Director, Caribbean Electric Utility Services Corporation (Chairman until 2002); and director of various other business and nonprofit organizations.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (70)                   Director     Since 1992              134           None
500 East Broward Blvd. Suite
2100 Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and formerly, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
ANDREW H. HINES, JR. (79)                  Director     Since 1993              27            None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant, Triangle Consulting Group; and formerly, Executive-in-Residence, Eckerd College (1991-2002); Chairman and Director,
Precise Power Corporation (1990-1997); Director, Checkers Drive-In Restaurant, Inc. (1994-1997); and Chairman of the Board and
Chief Executive Officer, Florida Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (50)                      Director     Since 1996              82            Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                        (exploration and refining of oil and
Suite 2100                                                                                    gas); Hercules Incorporated
Fort Lauderdale, FL 33394-3091                                                                (chemicals, fibers and resins);
                                                                                              Beverly Enterprises, Inc. (health
                                                                                              care); H.J. Heinz Company (processed
                                                                                              foods and allied products); RTI
                                                                                              International Metals, Inc.
                                                                                              (manufacture and distribution of
                                                                                              titanium); and Canadian National
                                                                                              Railway (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or trustee of various companies and trusts; and formerly, Assistant to the President of the United States
------------------------------------------------------------------------------------------------------------------------------------
BETTY P. KRAHMER (73)                      Director     Since 1995              21            None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or trustee of various civic associations; and FORMERLY, Economic Analyst, U.S. government.
------------------------------------------------------------------------------------------------------------------------------------

                                                                              NUMBER OF
                                                                         PORTFOLIOS IN FUND
                                                        LENGTH OF         COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                      POSITION     TIME SERVED       BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (74)                     Director     Since 1993              133           Director, White Mountains Insurance
500 East Broward Blvd.                                                                        Group, Ltd. (holding company); Martek
Suite 2100                                                                                    Biosciences Corporation; MedImmune,
Fort Lauderdale, FL 33394-3091                                                                Inc. (biotechnology); Overstock.com
                                                                                              (Internet services); and Spacehab,
                                                                                              Inc. (aerospace services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National Association of
Securities Dealers, Inc. (until 1987).
------------------------------------------------------------------------------------------------------------------------------------
FRED R. MILLSAPS (73)                      Director     Since 1992              27            None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations; and manager of personal investments (1978-present); and formerly,
Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice President, Florida Power and Light
(1965-1969); and Vice President, Federal Reserve Bank of Atlanta (1958-1965).
------------------------------------------------------------------------------------------------------------------------------------
CONSTANTINE D.                             Director     Since 1990              17            None
TSERETOPOULOS (48)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                              NUMBER OF
                                                                         PORTFOLIOS IN FUND
                                                        LENGTH OF         COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                      POSITION     TIME SERVED       BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**NICHOLAS F. BRADY (72)                Director        Since 1993             21             Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                        (exploration and refining of oil and
Suite 2100                                                                                    gas); C2, Inc. (operating and
Fort Lauderdale, FL 33394-3091                                                                investment business); and H.J. Heinz
                                                                                              Company (processed foods and allied
                                                                                              products).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Templeton Emerging Markets Investment Trust PLC, Darby Overseas Investments, Ltd., Darby Emerging Markets Investments LDC
and Darby Technology Ventures Group, LLC (investment firms) (1994-present); Director, Templeton Capital Advisors Ltd. and Franklin
Templeton Investment Fund; and formerly, Secretary of the United States Department of the Treasury (1988-1993); Chairman of the
Board, Dillon, Read & Co., Inc. (investment banking) (until 1988); and U.S. Senator, New Jersey (April 1982-December 1982).
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (69)               Director,       Director and           133            None
One Franklin Parkway                    Vice President  Vice President
San Mateo, CA 94403-1906                and Chairman    since 1993 and
                                        of the Board    Chairman of
                                                        the Board since 1995

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (57)                    Vice President  Since 1996            Not Applicable  None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

                                                                              NUMBER OF
                                                                         PORTFOLIOS IN FUND
                                                          LENGTH OF       COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                      POSITION       TIME SERVED     BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY A. EVERETT (38)                    Vice            Since 2001           Not           None
PO Box N-7759                              President                            Applicable
Lyford Cay, Nassau, Bahamas

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Investment Officer, First Pennsylvania Investment Research (until 1989).
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (42)                    Vice            Since 1990           Not           None
One Franklin Parkway                       President                            Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.; Senior
Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and
Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC;
President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin
Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services,
LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (55)                      Senior Vice     Since 2002           Not           None
500 East Broward Blvd.                     President and                        Applicable
Suite 2100 Fort Lauderdale, FL 33394-3091  Chief Executive
                                           Officer -
                                           Finance and
                                           Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 50 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (55)                         Vice            Since 2000           Not           None
One Franklin Parkway                       President                            Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources, Inc. and
Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director,
Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (55)                      Vice President  Vice President       Not           None
One Franklin Parkway                       and Secretary   since 2000           Applicable
San Mateo, CA 94403-1906                                   and Secretary
                                                           since 1996


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.; and officer of one of the other subsidiaries of Franklin Resources, Inc. and of 50 of the investment companies in Franklin Templeton
Investments; and formerly, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995);
Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (62)                Vice            Since 1996           Not           None
One Franklin Parkway                       President                            Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (62)                           Vice            Since 1994           Not           None
500 East Broward Blvd.                     President                            Applicable
Suite 2100 Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice President,
Franklin Templeton Services, LLC; and officer of one of the other subsidiaries of Franklin Resources, Inc. and of 20 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

                                                                              NUMBER OF
                                                                         PORTFOLIOS IN FUND
                                                          LENGTH OF       COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                      POSITION       TIME SERVED     BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O.  MAGDOL (65)                    Vice President  Since 2002           Not           Director, FTI Banque, Arch Chemicals,
600 5th Avenue                             - AML                                Applicable    Inc. and Lingnan Foundation.
Rockefeller Center                         Compliance
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; officer and/or director, as the case may be of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 47 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MARK MOBIUS (66)                           Vice President  Since 1993           Not           None
Two Exchange Square,                                                            Applicable
39th Floor, Suite 3905-08
Hong Kong

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Portfolio Manager of various Templeton advisory affiliates; Managing Director, Templeton Asset Management Ltd.; Executive Vice
President and Director, Templeton Global Advisors Limited; officer of six of the investment companies in Franklin Templeton
Investments; officer and/or director as the case may be of some of the subsidiaries of Franklin Resources, Inc.; and FORMERLY,
President, International Investment Trust Company Limited (investment manager of Taiwan R.O.C. Fund) (1986-1987); and Director,
Vickers da Costa, Hong Kong (1983-1986).
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. REED (58)                        President and   President since      Not           None
1 Adelaide Street East, Suite 2101         Chief Executive 1993 and             Applicable
Toronto, Ontario Canada M5C 3B8            Officer -       Chief Executive
                                           Investment      Officer-
                                           Management      Investment
                                                           Management
                                                           since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and Director, Templeton Worldwide, Inc.; Chief Executive Officer, Templeton Investment Counsel, LLC;
President, Chief Executive Officer and Director, Franklin Templeton Investments Corp.; officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and FORMERLY, Chairman and Director, FTTrust Company.
------------------------------------------------------------------------------------------------------------------------------------
BRUCE S. ROSENBERG (41)                    Treasurer and   Treasurer since      Not           None
500 East Broward Blvd.                     Chief Financial 2000 and Chief       Applicable
Suite 2100                                 Officer         Financial
Fort Lauderdale, FL 33394-3091                             Officer since
                                                           2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; and officer of some of the subsidiaries of Franklin Resources, Inc. and of 16 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (65)                     Vice President  Since 2000           Not           None
One Franklin Parkway                                                            Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of
Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY, Chief Executive
Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset
Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin
Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson is considered an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Funds'
adviser and distributor, and his position with TIFI. Nicholas F. Brady is considered an interested person of the Fund under the federal securities laws due to his business affiliations with Resources and Templeton Global Advisors Limited. Mr. Brady and
Resources are both limited partners of Darby Overseas Partners, L.P. (Darby Overseas). Mr. Brady is Chairman and shareholder of
Darby Overseas Investments, Ltd., which is the corporate general partner of Darby Overseas. In addition, Darby Overseas and
Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P. (DEMF). Mr. Brady serves as Chairman of the corporate general partner of DEMF, and Darby Overseas and its general partner own 100% of the stock of the general partner of
DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC (DTV) in which Darby Overseas is a significant investor and for which Darby Overseas has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby-BBVA Latin America Private Equity Fund, L.P. (DBVA), a private equity fund in which Darby Overseas is a significant investor, and the general partner of which Darby Overseas controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds.
TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Resources.
Note: Charles B. Johnson and Rupert H.
Johnson, Jr. are brothers.

                                    PRSRT STD
                                  U.S. POSTAGE
                                      PAID
                              SO. SAN FRANCISCO, CA
                                 PERMIT NO. 655

This report must be preceded or accompanied by the current prospectus of the Templeton Institutional Funds, Inc. Foreign Smaller Companies Series, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be identified by the presence of a regular beeping tone.






                                                          PRINCIPAL UNDERWRITER:

                                                              FRANKLIN TEMPLETON
                                                              DISTRIBUTORS, INC.
                                                            100 Fountain Parkway
                                                                  P.O. Box 33030

                                              St. Petersburg, Florida 33733-8030

                                          INSTITUTIONAL SERVICES: 1-800-321-8563
                                                FUND INFORMATION: 1-800-362-6243


ZT458 A 02/03